Taxation - Reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Income tax computed at statutory EIT rate (25%)		¥ (206,902)		¥ (391,056)	¥ (323,359)
Permanent differences	[1]	(96,793)		47,981	125,132
Effect of different tax jurisdictions		(20,216)		20,714	4,077
Effect of preferential tax rate		98,329		151,971	128,584
Change in deferred tax assets valuation allowance		237,414		184,573	71,009
Income tax expenses		¥ 11,832	$ 1,667	¥ 14,183	¥ 5,443

[1]	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.